Prepaid expenses and other receivables (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Expenses And Other Receivables 1		550,000
Prepaid Expenses And Other Receivables 2		550,000
Prepaid Expenses And Other Receivables 3	88,000
Prepaid Expenses And Other Receivables 4		3,245,000
Prepaid Expenses And Other Receivables 5		5,951,000
Prepaid Expenses And Other Receivables 6	955,000
Prepaid Expenses And Other Receivables 7		6,000,000
Prepaid Expenses And Other Receivables 8	963,000
Prepaid Expenses And Other Receivables 9		2,000,000